Financial Highlights - Schedule of Financial Highlights, Additional Information (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2023
Class I
Investment Company, Financial Highlights [Line Items]
Total operating expenses	6.71%	6.71%	13.34%
Class S
Investment Company, Financial Highlights [Line Items]
Total operating expenses			10.22%
Class D
Investment Company, Financial Highlights [Line Items]
Total operating expenses			8.43%
Base management fee | Class I
Investment Company, Financial Highlights [Line Items]
Total operating expenses	1.23%		2.41%
Base management fee | Class S
Investment Company, Financial Highlights [Line Items]
Total operating expenses			1.62%
Base management fee | Class D
Investment Company, Financial Highlights [Line Items]
Total operating expenses			1.45%
Income based fee and capital gains incentive fee | Class I
Investment Company, Financial Highlights [Line Items]
Total operating expenses			3.08%
Income based fee and capital gains incentive fee | Class S
Investment Company, Financial Highlights [Line Items]
Total operating expenses			2.20%
Income based fee and capital gains incentive fee | Class D
Investment Company, Financial Highlights [Line Items]
Total operating expenses			1.94%
Interest and credit facility fees | Class I
Investment Company, Financial Highlights [Line Items]
Total operating expenses	1.12%		6.08%
Interest and credit facility fees | Class S
Investment Company, Financial Highlights [Line Items]
Total operating expenses			4.12%
Interest and credit facility fees | Class D
Investment Company, Financial Highlights [Line Items]
Total operating expenses			3.69%
Organization costs | Class I
Investment Company, Financial Highlights [Line Items]
Total operating expenses	0.53%
Other operating expenses | Class I
Investment Company, Financial Highlights [Line Items]
Total operating expenses	3.83%		1.77%
Other operating expenses | Class S
Investment Company, Financial Highlights [Line Items]
Total operating expenses			2.28%
Other operating expenses | Class D
Investment Company, Financial Highlights [Line Items]
Total operating expenses			1.35%